Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 61,202		$ 5,834		$ 112,669	$ 5,834
Operating expenses
Subscriber related expenses	61,228				114,315
Broadcasting and transmission	9,778				19,270
Sales and marketing	22,269		93		33,526	417
Technology and development	10,727		5,222		20,277	5,222
General and administrative	8,270		2,171		42,130	3,688
Depreciation and amortization	14,413		5,273		34,050	15,589
Impairment of intangible assets and goodwill	236,681				236,681
Total operating expenses	363,366		12,759		500,249	24,916
Operating loss	(302,164)		(6,925)		(387,580)	(19,082)
Other income (expense)
Interest expense and financing costs	(2,203)		(1,094)		(18,109)	(1,994)
Interest income			482			482
Gain (loss) on extinguishment of debt	1,321				(9,827)
Loss on issuance of common stock and warrants					(13,507)
Gain on sale of assets	7,631				7,631
Loss on deconsolidation of Nexway					(11,919)
Change in fair value of warrant liabilities	4,543				9,143
Change in fair value of subsidiary warrant liability			831		3	4,432
Change in fair value of shares settled liability					(1,665)
Change in fair value of derivative liability	101		(1)		(426)	1,017
Change in fair value of profit share liability					(148)
Foreign currency exchange loss					(1,010)
Unrealized gain in equity method investment					2,614
Other income (expense)	583		(1,230)		147	(1,230)
Total other income (expense)	11,976		(1,012)		(37,073)	2,707
Loss before income taxes	(290,188)		(7,937)		(424,653)	(16,375)
Income tax benefit	(16,071)		(1,028)		(20,589)	(3,234)
Net loss	(274,117)	$ (56,343)	(6,909)	$ (2,867)	(404,064)	(13,141)	$ (38,127)	$ (129,312)
Less: net (loss) income attributable to non-controlling interest			(128)		1,555	2,653
Net loss attributable to controlling interest	(274,117)		(6,781)		(402,509)	(15,794)
Less: Deemed dividend on Series D Preferred stock			(6)			(6)
Less: Deemed dividend - beneficial conversion feature on preferred stock			(379)			(379)
Net loss attributable to common stockholders	$ (274,117)		$ (7,166)		$ (402,509)	$ (16,179)
Net loss per share attributable to common stockholders
Basic and diluted	$ (6.20)		$ (0.29)		$ (11.00)	$ (0.80)
Weighted average shares outstanding:
Basic and diluted	44,199,709		24,363,124		36,577,183	20,165,089
Subscriptions [Member]
Revenues
Total revenues	$ 53,433				$ 92,945
Advertising [Member]
Revenues
Total revenues	7,520				11,843
Software Licenses, Net [Member]
Revenues
Total revenues			5,834		7,295	5,834
Other [Member]
Revenues
Total revenues	$ 249				$ 586
Fubo TV Pre-Merger [Member]
Revenues
Total revenues		51,047		28,616			146,530	74,820
Operating expenses
Subscriber related expenses		58,001		43,495			201,448	98,894
Broadcasting and transmission		9,230		7,236			33,103	24,373
Sales and marketing		7,713		5,884			37,245	47,478
Technology and development		8,327		6,936			30,001	19,909
General and administrative		3,104		2,182			15,876	11,121
Depreciation and amortization		135		119			616	440
Total operating expenses		86,510		65,852			318,289	202,215
Operating loss		(35,463)		(37,236)			(171,759)	(127,395)
Other income (expense)
Interest expense, net of interest income		493		647			2,035	2,445
Loss on deconsolidation of Nexway				(102)			(102)	4,171
Change in fair value of derivative liability								(4,697)
Total other income (expense)		493		545			1,933	1,919
Loss before income taxes		(35,956)		(37,781)			(173,692)	(129,314)
Income tax benefit		2		2			(9)	(2)
Net loss		(35,958)		(37,783)			(173,701)	(129,312)
Net loss attributable to controlling interest		(35,958)		(37,783)			(173,701)	(129,312)
Fubo TV Pre-Merger [Member] | Subscriptions [Member]
Revenues
Total revenues		46,388		26,627			133,303	70,112
Fubo TV Pre-Merger [Member] | Advertising [Member]
Revenues
Total revenues		537		1,871			12,450	4,131
Fubo TV Pre-Merger [Member] | Other [Member]
Revenues
Total revenues		$ 4,122		$ 118			$ 777	$ 577